CASH AND CASH EQUIVALENTS (Schedule of Cash and Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash for immediate withdrawal in USD	$ 7,793	$ 32,757
Cash for immediate withdrawal in New Israeli Shekels ("NIS")	24,002	13,044
Cash for immediate withdrawal in Euro and other currencies	530	428
Cash and cash equivalents	$ 32,325	$ 46,229	$ 34,748	$ 5,810